Provisions - Summary of Provisions (Detail) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure provisions [line items]
Provisions	£ 5,112	£ 4,822
Current	4,701	4,822
Non-Current	411	0
Social security contributions on share options [member]
Disclosure provisions [line items]
Provisions	56	9
Provisions for deferred contingent cash consideration [member]
Disclosure provisions [line items]
Provisions	5,056	4,634
Restructuring [member]
Disclosure provisions [line items]
Provisions	£ 0	£ 179